Consolidated Statements of Shareholders' Equity - EUR (€) € in Millions	Total	Issued and Outstanding Shares	Share Premium	Treasury Shares at Cost	Retained Earnings	OCI [1]
Beginning Balance (in shares) at Dec. 31, 2017		427,400,000
Beginning Balance at Dec. 31, 2017	€ 10,691.1	€ 38.8	€ 3,732.5	€ (557.9)	€ 7,226.2	€ 251.5
Components of comprehensive income:
Net income	2,591.6				2,591.6
Share of OCI from equity method investments	(4.8)					(4.8)
Foreign currency translation and effective portion of hedges	18.2					18.2
Gain (loss) on financial instruments	20.1					20.1
Attributable to equity holders	€ 2,625.1				2,591.6	33.5
Purchase of treasury shares (in shares)	(4,255,817)	(7,000,000.0)
Purchase of treasury shares	€ (1,146.2)	€ (0.3)		(1,145.9)
Share-based payments	46.3		46.3
Issuance of shares (in shares)		700,000
Issuance of shares	21.8	€ 0.1	(37.5)	82.0	(22.8)
Dividend paid	€ (597.1)				(597.1)
Ending Balance (in shares) at Dec. 31, 2018	421,097,729	421,100,000
Ending Balance at Dec. 31, 2018	€ 11,641.0	€ 38.6	3,741.3	(1,621.8)	9,197.9	285.0
Components of comprehensive income:
Net income	2,592.3				2,592.3
Share of OCI from equity method investments	(19.8)					(19.8)
Foreign currency translation and effective portion of hedges	20.1					20.1
Gain (loss) on financial instruments	(7.5)					(7.5)
Attributable to equity holders	€ 2,585.1				2,592.3	(7.2)
Purchase of treasury shares (in shares)	(1,948,808)	(1,900,000)
Purchase of treasury shares	€ (410.0)			(410.0)
Cancellation of treasury shares	0.0	€ (0.5)		(902.3)	(901.8)
Share-based payments	74.6		74.6
Issuance of shares (in shares)		600,000
Issuance of shares	27.2	€ 0.1	(43.9)	109.9	(38.9)
Dividend paid	€ (1,325.7)				(1,325.7)
Ending Balance (in shares) at Dec. 31, 2019	419,810,706	419,800,000
Ending Balance at Dec. 31, 2019	€ 12,592.2	€ 38.2	3,772.0	(1,019.6)	9,523.8	277.8
Components of comprehensive income:
Net income	3,553.7				3,553.7
Share of OCI from equity method investments	(1.3)					(1.3)
Foreign currency translation and effective portion of hedges	(73.8)					(73.8)
Gain (loss) on financial instruments	(23.3)					(23.3)
Attributable to equity holders	€ 3,455.3				3,553.7	(98.4)
Purchase of treasury shares (in shares)	(3,908,429)	(3,900,000)
Purchase of treasury shares	€ (1,207.5)			(1,207.5)
Cancellation of treasury shares	0.0	€ (0.7)		(1,262.3)	(1,261.6)
Share-based payments	53.9		53.9
Issuance of shares (in shares)		600,000
Issuance of shares	37.9	€ 0.1	(45.8)	101.6	(18.0)
Dividend paid	€ (1,066.4)				(1,066.4)
Ending Balance (in shares) at Dec. 31, 2020	416,514,034	416,500,000
Ending Balance at Dec. 31, 2020	€ 13,865.4	€ 37.6	€ 3,780.1	€ (863.2)	€ 10,731.5	€ 179.4

[1]	As of December 31, 2020, accumulated OCI consists of €(26.9) million loss relating to our proportionate share of other comprehensive income from equity method investments (2019: €(25.6) million loss; 2018: €(5.8) million loss), €229.1 million relating to foreign currency translation gain (2019: €302.4 million gain; 2018: €282.3 million gain) and €(22.3) million relating to unrealized losses on financial instruments (2019: €1.0 million gains; 2018: €8.5 million gains).